Statement of Changes in Net Assets Available for Benefits - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net investment gain from Master Trust (Notes 2 and 3)	$ 16,259,764
Interest income on notes receivable from participants	350,452
Contributions:
Employer	4,820,901
Participants	4,934,093
Rollover	393,073
Total contributions	10,148,067
Total additions	26,758,283
Deductions from net assets attributed to:
Distributions to participants	17,761,518
Administrative expenses	101,691
Total deductions	17,863,209
Net increase before transfers	8,895,074
Transfers from the Plan (Note 7)	(350,219)
Net increase	8,544,855
Net assets available for benefits, beginning of year	129,801,162
Net assets available for benefits, end of year	$ 138,346,017